Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 27 .7%
$ 288,920
AmeriCredit Automobile Receivables
Trust , Series 2021-2, Class B , 0.690% ,
1/19/27 .......................
$ 284,624
400,000
AmeriCredit Automobile Receivables
Trust , Series 2024-1, Class A2A ,
5.750% , 2/18/28 .................
400,309
300,000
ARI Fleet Lease Trust , Series 2022-A,
Class A3 , 3.430% , 1/15/31 (a) ........
294,483
475,000
Avis Budget Rental Car Funding AESOP,
LLC , Series 2019-3A, Class A , 2.360% ,
3/20/26 (a) .....................
466,409
23,184
Carmax Auto Owner Trust , Series 2022-4,
Class A2A , 5.340% , 12/15/25 .......
23,179
280,303
Carmax Auto Owner Trust , Series 2023-3,
Class A2A , 5.720% , 11/16/26 .......
280,285
198,673
CarMax Auto Owner Trust , Series 2020-4,
Class A4 , 0.630% , 6/15/26 ..........
195,753
325,000
Carmax Select Receivables Trust , Series
2024-A, Class A2A , 5.780% , 9/15/27 ..
325,009
4,105
Carvana Auto Receivables Trust , Series
2021-P2, Class A3 , 0.490% , 3/10/26 ...
4,097
121,509
Chesapeake Funding II, LLC , Series 2021-
1A, Class A1 , 0.470% , 4/15/33 (a) .....
119,997
436,012
Chesapeake Funding II, LLC , Series 2024-
1A, Class A1 , 5.520% , 5/15/36 (a) .....
435,823
64
Citicorp Residential Mortgage Trust ,
STEP, Series 2007-2, Class A6 , 4.543% ,
6/25/37 .......................
64
37,030
Enterprise Fleet Financing, LLC , Series
2021-2, Class A2 , 0.480% , 5/20/27 (a) ..
36,578
547,000
Enterprise Fleet Financing, LLC , Series
2022-1, Class A3 , 3.270% , 1/20/28 (a) ..
532,785
139,300
Enterprise Fleet Financing, LLC , Series
2022-2, Class A2 , 4.650% , 5/21/29 (a) ..
138,241
350,000
Ford Credit Auto Owner Trust , Series
2022-A, Class B , 1.910% , 7/15/27 ....
331,594
395,000
Ford Credit Auto Owner Trust 2020-
REV1 , Series 2020-1, Class A , 2.040% ,
8/15/31 (a) .....................
386,201
275,000
Ford Credit Auto Owner Trust 2020-
REV2 , Series 2020-2, Class A , 1.060% ,
4/15/33 (a) .....................
259,729
200,000
Ford Credit Floorplan Master Owner Trust
A , Series 2024-1, Class A2 , 6.083% ,
(Secured Overnight Financing Rate 30
Day Average plus 0.75%) , 4/15/29 (a) (b)
200,103
150,000
GM Financial Consumer Automobile
Receivables Trust , Series 2021-1, Class
A4 , 0.540% , 5/17/27 ..............
147,470
350,000
GreatAmerica Leasing Receivables
Funding, LLC , Series 2021-2, Class B ,
1.310% , 9/15/27 (a) ...............
330,451
249,051
GreatAmerica Leasing Receivables
Funding, LLC , Series 2023-1, Class A2 ,
5.350% , 2/16/26 (a) ...............
248,540
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 550,000
Hertz Vehicle Financing, LLC , Series
2021-1A, Class A , 1.210% , 12/26/25 (a)
$ 542,714
283,000
Mercedes-Benz Auto Lease Trust , Series
2024-A, Class A2B , 5.753% , (Secured
Overnight Financing Rate 30 Day
Average plus 0.42%) , 2/16/27 (b) .....
283,000
207,261
OneMain Direct Auto Receivables Trust
2019-1 , Series 2019-1A, Class A ,
3.630% , 9/14/27 (a) ...............
204,318
164,863
OneMain Direct Auto Receivables Trust
2021-1 , Series 2021-1A, Class A ,
0.870% , 7/14/28 (a) ...............
159,802
33,173
OneMain Financial Issuance Trust , Series
2018-2A, Class A , 3.570% , 3/14/33 (a) .
33,095
100,000
OneMain Financial Issuance Trust 2021-1 ,
Series 2021-1A, Class A2 , 6.093% ,
(Secured Overnight Financing Rate 30
Day Average plus 0.76%) , 6/16/36 (a) (b)
99,793
450,000
OneMain Financial Issuance Trust 2022-
3 , Series 2022-3A, Class A , 5.940% ,
5/15/34 (a) .....................
451,187
300,000
PFS Financing Corp. , Series 2024-C,
Class A , 6.133% , (Secured Overnight
Financing Rate 30 Day Average plus
0.80%) , 4/15/28 (a) (b) .............
300,270
300,000
Santander Drive Auto Receivables Trust ,
Series 2022-5, Class B , 4.430% , 3/15/27
298,170
163,694
Santander Drive Auto Receivables Trust ,
Series 2023-5, Class A2 , 6.310% ,
7/15/27 .......................
164,080
229,689
Santander Drive Auto Receivables Trust ,
Series 2024-1, Class A2 , 5.710% ,
2/16/27 .......................
229,738
225,000
SBA Tower Trust , STEP, Series 2014-2A,
Class C , 3.869% , 10/15/49 (a) ........
223,545
378,642
SMB Private Education Loan Trust , Series
2019-B, Class A2B , 6.443% , (TSFR1M
plus 1.11%) , 6/15/37 (a) (b) ..........
379,535
138,027
SMB Private Education Loan Trust , Series
2024-C, Class A1B , 6.433% , (Secured
Overnight Financing Rate 30 Day
Average plus 1.10%) , 6/17/52 (a) (b) ...
138,133
300,000
Synchrony Card Funding, LLC , Series
2022-A1, Class A , 3.370% , 4/15/28 ...
294,703
350,000
Wheels Fleet Lease Funding 1, LLC , Series
2024-1A, Class A2 , 6.162% , (TSFR1M
plus 0.83%) , 2/18/39 (a) (b) ..........
350,333
367,548
World Omni Auto Receivables Trust , Series
2020-C, Class A4 , 0.610% , 10/15/26 ..
362,108
79,644
World Omni Auto Receivables Trust , Series
2021-B, Class A3 , 0.420% , 6/15/26 ...
78,352
131,750
World Omni Select Auto Trust , Series
2023-A, Class A2A , 5.920% , 3/15/27 ..
131,796
Total Asset Backed Securities
(Cost $ 10,136,973 ) ............... 10,166,396

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 2 .9%
$ 126,822
Fannie Mae , Series 2011-140, Class BH ,
2.500% , 1/25/27 .................
$ 123,857
401,991
Fannie Mae , Series 2015-80, Class VM ,
3.000% , 8/25/34 .................
395,228
197,171
Freddie Mac , Series 4213, Class GV ,
3.500% , 6/15/26 .................
194,905
202,284
Freddie Mac , Series 4841, Class PV ,
4.500% , 11/15/29 ................
200,589
166,655
Ginnie Mae , Series 2013-144, Class GA ,
2.500% , 12/20/40 ................
162,724
Total Collateralized Mortgage Obligations
(Cost $ 1,077,200 ) ................ 1,077,303
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 8 .2%
162,227
BX Commercial Mortgage Trust ,
Series 2021-ACNT, Class C , 6.943% ,
(TSFR1M plus 1.61%) , 11/15/38 (a) (b) .
159,896
101,000
BX Commercial Mortgage Trust , Series
2021-CIP, Class B , 6.714% , (TSFR1M
plus 1.39%) , 12/15/38 (a) (b) .........
99,675
100,000
Citigroup Commercial Mortgage Trust ,
Series 2015-GC33, Class A4 , 3.778% ,
9/10/58 .......................
96,861
400,000
CSAIL Commercial Mortgage Trust , Series
2015-C3, Class A4 , 3.718% , 8/15/48 ..
389,358
154,820
ELP Commercial Mortgage Trust , Series
2021-ELP, Class C , 6.763% , (TSFR1M
plus 1.43%) , 11/15/38 (a) (b) .........
152,698
165,000
Freddie Mac Multifamily Structured Pass
Through Certificates , Series K052, Class
A2 , 3.151% , 11/25/25 (c) ...........
160,579
168,550
JPMBB Commercial Mortgage Securities
Trust , Series 2014-C23, Class A5 ,
3.934% , 9/15/47 .................
167,795
350,000
Morgan Stanley Bank of America Merrill
Lynch Trust , Series 2016-C29, Class A4 ,
3.325% , 5/15/49 .................
334,589
122,200
OPG Trust , Series 2021-PORT, Class
C , 6.275% , (TSFR1M plus 0.95%) ,
10/15/36 (a) (b) ..................
119,947
391,000
Wells Fargo Commercial Mortgage Trust ,
Series 2014-LC18, Class A5 , 3.405% ,
12/15/47 .......................
385,915
350,000
Wells Fargo Commercial Mortgage Trust ,
Series 2015-P2, Class A4 , 3.809% ,
12/15/48 .......................
340,565
325,000
WFRBS Commercial Mortgage Trust ,
Series 2014-C22, Class A5 , 3.752% ,
9/15/57 .......................
320,677
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 300,000
WFRBS Commercial Mortgage Trust ,
Series 2014-C23, Class A5 , 3.917% ,
10/15/57 .......................
$ 296,568
Total Commercial Mortgage-Backed
Securities
(Cost $ 3,006,311 ) ................ 3,025,123
CORPORATE BONDS — 32 .2%
Aerospace & Defense — 0 .6%
250,000
Boeing Co. (The) , 2.600% , 10/30/25 .... 239,037
Airlines — 0 .6%
225,000
Delta Air Lines, Inc./SkyMiles IP, Ltd. ,
4.500% , 10/20/25 (a) .............. 222,271
Automobiles — 2 .1%
230,000
Ford Motor Credit Co., LLC , 2.300% ,
2/10/25 ....................... 224,877
250,000
General Motors Financial Co., Inc. ,
5.976% , (SOFR plus 0.62%) ,
10/15/24 (b) .................... 250,093
310,000
Hyundai Capital America , 1.000% ,
9/17/24 (a) ..................... 306,785
781,755
Banks — 3 .3%
250,000
BPCE SA , 4.625% , 7/11/24 (a) ........ 249,819
325,000
Citigroup, Inc. , 6.044% , (SOFR plus
0.69%) , 10/30/24 (d) .............. 325,001
250,000
Fifth Third Bank NA , 5.852% ,
(SOFRINDX plus 1.23%) , 10/27/25 (e) . 249,781
150,000
Macquarie Group, Ltd. , 6.066% , (SOFR
plus 0.71%) , 10/14/25 (a) (b) ......... 150,053
250,000
Manufacturers & Traders Trust Co. ,
2.900% , 2/6/25 .................. 245,401
1,220,055
Beverages — 0 .7%
250,000
Constellation Brands, Inc. , 4.750% ,
11/15/24 ....................... 249,067
Capital Goods — 0 .7%
250,000
Keysight Technologies, Inc. , 4.550% ,
10/30/24 ....................... 249,304
Commercial Services & Supplies — 0 .6%
216,000
GFL Environmental, Inc. , 5.125% ,
12/15/26 (a) ..................... 213,570
Diversified REITs — 1 .0%
108,000
Ladder Capital Finance Holdings LLLP/
Ladder Capital Finance Corp. , 5.250% ,
10/1/25 (a) ..................... 107,071

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Diversified REITs — (continued)
$ 250,000
VICI Properties L.P./VICI Note Co., Inc. ,
3.500% , 2/15/25 (a) ............... $ 246,644
353,715
Electric Utilities — 4 .6%
250,000
Dominion Energy, Inc. , STEP , 3.071% ,
8/15/24 ....................... 249,010
303,000
DTE Energy Co. , STEP, Series C , 2.529% ,
10/1/24 ....................... 300,217
300,000
Entergy Louisiana, LLC , 0.950% , 10/1/24 296,535
250,000
FirstEnergy Transmission, LLC , 4.350% ,
1/15/25 (a) ..................... 247,662
280,000
Georgia Power Co. , Series A , 2.200% ,
9/15/24 ....................... 277,865
85,000
NextEra Energy Capital Holdings, Inc. ,
6.051% , 3/1/25 .................. 85,162
250,000
Niagara Mohawk Power Corp. , 3.508% ,
10/1/24 (a) ..................... 248,275
1,704,726
Energy Equipment & Services — 2 .4%
158,000
DCP Midstream Operating L.P. , 5.375% ,
7/15/25 ....................... 157,415
220,000
Energy Transfer L.P. , 5.750% , 4/1/25 .... 219,345
175,000
NuStar Logistics L.P. , 5.750% , 10/1/25 .. 173,905
341,000
Penske Truck Leasing Co. L.P./PTL
Finance Corp. , 3.450% , 7/1/24 (a) ..... 341,000
891,665
Equity Real Estate Investment Trusts (REITS)
— 0 .6%
225,000
Starwood Property Trust, Inc. , 3.625% ,
7/15/26 (a) ..................... 211,624
Financial Services — 7 .5%
300,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust , 1.650% ,
10/29/24 (f) ..................... 295,947
250,000
Air Lease Corp. , MTN , 2.300% , 2/1/25 (f) 244,613
250,000
Ares Capital Corp. , 3.250% , 7/15/25 .... 242,889
250,000
Ares Capital Corp. , 4.250% , 3/1/25 ..... 246,892
300,000
Avolon Holdings Funding, Ltd. , 5.500% ,
1/15/26 (a) ..................... 297,610
250,000
Blackstone Private Credit Fund , 2.700% ,
1/15/25 ....................... 245,356
300,000
Blue Owl Capital Corp. , 3.750% , 7/22/25 . 292,451
270,000
BNP Paribas SA , 3.375% , 1/9/25 (a) ..... 266,477
250,000
FS KKR Capital Corp. , 1.650% , 10/12/24 246,810
400,000
Morgan Stanley , Series I , 0.864% , (SOFR
plus 0.75%) , 10/21/25 (e) ........... 393,809
2,772,854
Gas Utilities — 0 .7%
271,000
Sempra , 3.300% , 4/1/25 ............. 266,171
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Health Care Equipment & Services — 0 .8%
$ 300,000
HCA, Inc. , 5.375% , 2/1/25 ........... $ 298,973
Insurance — 2 .0%
250,000
CNO Global Funding , 1.650% , 1/6/25 (a) . 244,294
200,000
GA Global Funding Trust , 0.800% ,
9/13/24 (a) ..................... 197,773
300,000
Nationwide Mutual Insurance Co. , 7.891% ,
(LIBOR USD 3-Month plus 2.29%) ,
12/15/24 (a) (d) .................. 300,255
742,322
Multi-Utilities — 0 .3%
107,000
Newmont Corp./Newcrest Finance Pty,
Ltd. , 5.300% , 3/15/26 (a) ........... 106,948
Oil, Gas & Consumable Fuels — 0 .7%
250,000
Hess Corp. , 3.500% , 7/15/24 .......... 249,766
Semiconductors & Semiconductor Equipment
— 0 .7%
250,000
Microchip Technology, Inc. , 0.983% ,
9/1/24 ........................ 247,885
Software — 1 .6%
300,000
Hewlett Packard Enterprise Co. , 5.900% ,
10/1/24 ....................... 299,960
275,000
VMware, LLC , 1.000% , 8/15/24 ....... 273,324
573,284
Telecommunication Services — 0 .3%
93,751
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC , 4.738% , 3/20/25 (a) ........... 92,969
Tobacco — 0 .4%
145,000
BAT Capital Corp. , 3.222% , 8/15/24 .... 144,456
Total Corporate Bonds
(Cost $ 11,829,827 ) ............... 11,832,417
U.S. TREASURY BILLS — 27 .7%
9,200,000
7/9/24 (g) ...................... 9,189,348
1,000,000
8/6/24 (g) ...................... 994,780
Total U.S. Treasury Bills
(Cost $ 10,184,176 ) ............... 10,184,128

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Shares Fair Value
MONEY MARKET FUND — 2 .6%
949,644
Federated Treasury Obligations Fund ,
Institutional Shares , 5.17% (h) .......
$ 949,644
Total Money Market Fund
(Cost $ 949,644 ) ................. 949,644
Total Investments — 101 .3%
(Cost $ 37,184,131 ) ............................ 37,235,011
Net Other Assets (Liabilities) — ( 1 .3 ) % .............. (495,758)
NET ASSETS — 100.0% .......................
$ 36,739,253
(a) Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2024. The maturity date reflected is the final maturity date.
(c) Represents securities purchased on a when-issued basis. At June 30, 2024, total cost of investments purchased on a when-issued basis was $160,340.
(d) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2024. The maturity date reflected is the final maturity date.
(e) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(f) Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(g) Yield to maturity at time of purchase.
(h) Represents the current yield as of report date.
MTN Medium Term Note
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund
June 30, 2024 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Ultra Short Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2024 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund — (continued)
June 30, 2024 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2024 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Ultra Short Bond Fund ................ $ 949,644 (a) $ 36,285,367 (b) $ — $ 37,235,011
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund — (continued)
June 30, 2024 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.